1. BASIS OF PRESENTATION (Details Narrative) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 103,000
Working capital	$ 268